Structured Entities (Tables)	12 Months Ended
Dec. 31, 2017
Structured Entities [Abstract]
Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests [text block table]

Carrying amounts and size relating to Deutsche Bank’s interests

	Dec 31, 2017
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	63	0	0	270	333
Central bank funds sold and securities purchased under resale agreements	105	229	18	1,827	2,178
Securities Borrowed	0	13	0	11,065	11,078
Total financial assets at fair value through profit or loss	569	4,057	5,445	60,057	70,128
Trading assets	349	3,490	5,130	12,380	21,349
Positive market values (derivative financial instruments)	175	553	105	8,670	9,504
Financial assets designated at fair value through profit or loss	44	13	210	39,007	39,275
Financial assets available for sale	0	1,039	384	730	2,153
Loans	146	37,352	18,533	18,050	74,081
Other assets	50	192	173	21,087	21,502
Total assets	934	42,882	24,552	113,085	181,453

Liabilities
Total financial liabilities at fair value through profit or loss	120	73	41	13,486	13,720
Negative market values (derivative financial instruments)	120	73	41	13,486	13,720
Other short-term borrowings	0	0	0	9,533	9,533
Total liabilities	120	73	41	23,019	23,253
Off-balance sheet exposure	0	10,079	9,256	10,048	29,383
Total	814	52,888	33,767	100,114	187,583

Size of structured entity	6,833	90,664	281,826	2,181,810

	Dec 31, 2016
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	(15)	0	0	345	331
Central bank funds sold and securities purchased under resale agreements	68	87	18	3,113	3,286
Securities Borrowed	0	0	0	11,643	11,643
Total financial assets at fair value through profit or loss	1,231	3,068	6,332	54,943	65,576
Trading assets	659	2,309	6,211	15,031	24,210
Positive market values (derivative financial instruments)	538	262	111	7,587	8,499
Financial assets designated at fair value through profit or loss	34	497	10	32,326	32,867
Financial assets available for sale	62	599	271	1,008	1,940
Loans	157	36,710	20,219	19,604	76,690
Other assets	50	40	181	20,454	20,726
Total assets	1,554	40,504	27,022	111,111	180,192

Liabilities
Total financial liabilities at fair value through profit or loss	354	36	27	11,036	11,453
Negative market values (derivative financial instruments)	354	36	27	11,036	11,453
Other short-term borrowings	0	0	0	12,666 [1]	12,666 [1]
Total liabilities	354	36	27	23,702 [1]	24,119 [1]
Off-balance sheet exposure	0	5,150	10,591	11,448	27,189
Total	1,200	45,619	37,586	98,857 [1]	183,262 [1]

Size of structured entity	9,487	65,234	454,950	1,888,491

[1]comparative numbers adjusted to include the ‘Other short-term borrowings’